CURRENT AND DEFERRED TAXES - Schedule of income tax (expense)/benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT AND DEFERRED TAXES (Details) - Schedule of income tax (expense)/benefit [Line Items]
Current tax (expense) benefit	$ (12,659)	$ (14,064)	$ (47,139)
Total current tax (expense) benefit	(12,852)	(14,064)	(47,599)
Foreign Deferred tax (expense) benefit, for tax losses compensation	17,492	0	0
Total deferred income tax	(2,090)	5,150	(521,336)
Income tax (expense)/benefit	(14,942)	(8,914)	(568,935)
Foreign
CURRENT AND DEFERRED TAXES (Details) - Schedule of income tax (expense)/benefit [Line Items]
Current tax (expense) benefit	(10,410)	19,573	(9,943)
Total deferred income tax	(10,780)	(532)	4,309
Domestic
CURRENT AND DEFERRED TAXES (Details) - Schedule of income tax (expense)/benefit [Line Items]
Current tax (expense) benefit	(2,442)	(33,637)	(37,656)
Total deferred income tax	$ (8,802)	$ 5,682	$ (525,645)